Non-Controlling Interest (NCI) - Additional Information (Detail) $ in Thousands								12 Months Ended
	Nov. 26, 2024 MXN ($)	Sep. 27, 2024 USD ($)	Jul. 23, 2024 MXN ($)	Jun. 20, 2024	May 02, 2024 USD ($)	Nov. 17, 2022 MXN ($)	May 16, 2022 MXN ($)	Dec. 31, 2024 Exchange_Rate	Dec. 31, 2022 Exchange_Rate	Mar. 03, 2025 Exchange_Rate	Sep. 27, 2024 MXN ($)	May 02, 2024 MXN ($)	May 02, 2024 USD ($)	Dec. 31, 2023 Exchange_Rate	Sep. 13, 2023 MXN ($)	Sep. 13, 2023 USD ($)	Mar. 13, 2022 MXN ($)	Mar. 13, 2022 USD ($)	Apr. 20, 2015	Feb. 24, 2006
Non Controlling Interest [Line Items]
Percentage of common stock voting																				85.00%
Name of acquiree				Guadalajara World Trade Center				Desarrollo De Concesiones Aeroportuarias SL (DCA)
Description of how acquirer obtained control of acquiree									On April 20, 2015 the Company acquired 100% of the shares of DCA, which owns 74.5% of the shares of MBJA and the remaining 25.5% is held by Vantage, as a non-controlling shareholder.
Dividend payment from retained earnings													$ 30,000			$ 30,000		$ 30,000
Dividend payment	$ 3,501,573,000	$ 15,000	$ 3,501,573,000		$ 15,000	$ 3,637,998,000	$ 3,675,745,000
Closing exchange rate | Exchange_Rate								20.2683	19.3615	20.4722				16.8935
MBJA [Member]
Non Controlling Interest [Line Items]
Percentage of voting equity interests in acquiree																			74.50%
Vantage Airport Group Limited [Member]
Non Controlling Interest [Line Items]
Percentage of voting equity interests in acquiree																			25.50%
Dividend payment from retained earnings											$ 74,920	$ 64,834	7,650		$ 135,913	7,650	$ 153,959,000	7,650
Closing exchange rate											19.587	16.95			17.5033		20.1254
Prior Shareholders [Member]
Non Controlling Interest [Line Items]
Percentage of voting equity interests in acquiree				48.50%
Desarrollo De Concesiones Aeroportuarias S.L. [Member]
Non Controlling Interest [Line Items]
Percentage of common stock voting																			100.00%
Dividend payment from retained earnings											$ 218,885,000	$ 189,416,000	$ 22,350		$ 391,199,000	$ 22,350	$ 449,803,000	$ 22,350
Closing exchange rate											19.587	16.95			17.5033		20.1254
Guadalajara World Trade Center [Member]
Non Controlling Interest [Line Items]
Percentage of common stock voting				51.50%